Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Current assets
Cash and cash equivalents	¥ 359,252	¥ 278,314
Trade and other receivables	737,484	734,431
Contract assets	247,625	265,725
Inventories	199,326	234,621
Other financial assets	5,584	5,875
Other current assets	108,436	110,199
Subtotal	1,657,707	1,629,165
Assets held for sale	41,210	9,071
Total current assets	1,698,917	1,638,236
Non-current assets
Property, plant and equipment, net	558,077	408,821
Goodwill	182,334	188,183
Intangible assets, net	199,093	218,581
Investments accounted for using the equity method	74,092	72,421
Other financial assets	219,326	250,409
Deferred tax assets	165,183	150,511
Other non-current assets	26,232	36,060
Total non-current assets	1,424,337	1,324,986
Total assets	3,123,254	2,963,222
Current liabilities
Trade and other payables	460,881	482,596
Contract liabilities	195,152	184,059
Bonds and borrowings	154,992	158,678
Accruals	191,440	178,911
Lease liabilities	47,085
Other financial liabilities	14,995	16,169
Accrued income taxes	12,624	8,296
Provisions	59,412	58,448
Other current liabilities	55,153	61,985
Subtotal	1,191,734	1,149,142
Liabilities directly associated with assets held for sale	30,133	9,071
Total current liabilities	1,221,867	1,158,213
Non-current liabilities
Bonds and borrowings	364,828	388,128
Lease liabilities	108,514
Other financial liabilities	42,402	47,417
Net defined benefit liabilities	224,469	241,759
Provisions	12,369	24,803
Other non-current liabilities	34,282	43,221
Total non-current liabilities	786,864	745,328
Total liabilities	2,008,731	1,903,541
Equity
Share capital	397,199	397,199
Share premium	139,735	138,824
Retained earnings	436,361	354,582
Treasury shares	(4,157)	(3,547)
Other components of equity	(58,464)	(28,119)
Total equity attributable to owners of the parent	910,674	858,939
Non-controlling interests	203,849	200,742
Total equity	1,114,523	1,059,681
Total liabilities and equity	¥ 3,123,254	¥ 2,963,222